Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Valuation allowance			$ 221,409	$ 147,481
Income tax expense	$ 0	$ 0	$ (1,579,608)	$ (339,899)
Effective tax rate	0.00%	0.00%